Expense Example - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP International Capital Appreciation Portfolio
Apr. 29, 2023 USD ($)
VIP International Capital Appreciation Portfolio - Initial Class
Expense Example:
1 year	$ 84
3 years	262
5 years	455
10 years	1,014
VIP International Capital Appreciation Portfolio - Service Class
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	1,131
VIP International Capital Appreciation Portfolio - Service Class 2
Expense Example:
1 year	109
3 years	340
5 years	590
10 years	$ 1,306